Acquisitions - Additional Information (Details) (10-K) - USD ($)			12 Months Ended
	Apr. 18, 2019	Jul. 02, 2018	Dec. 31, 2019	Dec. 31, 2018
Passportal Inc.
Business Acquisition [Line Items]
Consideration transferred	$ 14,900,000
Acquisition related costs			$ 300,000
Goodwill expected to be deductible for tax purposes			0
Amount of revenue related to acquisition			2,200,000
Amount of net loss related to acquisition			$ 1,500,000
Trusted Metrics
Business Acquisition [Line Items]
Consideration transferred		$ 13,000,000.0
Acquisition related costs		$ 300,000
Goodwill expected to be deductible for tax purposes				$ 0